OTHER LIABILITIES - Remeasurements of net defined benefit liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OTHER LIABILITIES
Actuarial gains relating to the defined benefit obligation	$ 107	$ (4,634)
Net return on assets excluding interest	87	72
Total remeasurements of the net defined benefit liability	194	$ (4,562)
Estimate of contributions expected to be paid to plan for next annual reporting period	2,800
Estimate of benefit payments expected to be paid to plan for next annual reporting period	$ 2,800
Canada.
OTHER LIABILITIES
Weighted average duration of defined benefit obligation	13 years	12 years 7 months 6 days
Mexico Plans
OTHER LIABILITIES
Weighted average duration of defined benefit obligation	4 years 10 months 24 days	5 years 10 months 24 days